Antonio Alberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

NYSE Group

07072731

CERT NYS

RECD S.E.C.
JUL 2 6 2007
1086

1-06468

July 26, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GEORGIA POWER COMPANY, Series 2007D 6.375% Senior Notes due July 15, 2047 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 25, 2007. Tentative listing date – August 1, 2007.

Sincerely,

PROCESSED
JUL 3 0 2007
THOMSON
FINANCIAL

END